February 26, 1997


Securities and Exchange Commission
450 Fifth Street, NW
Washington, DE 20549

Re: AIG Life Insurance Company
    Variable Account I
    Registration Numbers 33-16708, 33-39171 and 33-58504

Gentlemen:

I am Assistant Secretary and Associate Counsel for AIG Life Insurance Company (the "Company"), a Delaware stock life insurance corporation. In connection with the offering of Deferred Variable Annuity Contracts (the "Contracts") of Variable Account I (the "Account"), a segregated investment account of the Company, I have examined such records and documents and have made such further investigation and examination as I deemed necessary for the purpose of this opinion.

It is my opinion that the Contracts, the registration of which is made definite by the accompanying Rule 24f-2 Notice of the Account, were legally issued, fully paid and non-assessable by the Account to the extent set forth in the Account's prospectus forming part of its Registration Statement on Form N-4 filed under the Securities Act of 1933 as Registration Numbers 33-16708, 33-39171 and 33-58504.

I hereby consent to the filing of this opinion with said Rule 24f-2 Notice.

Sincerely,

Kenneth D. Walma /s
__________________
Kenneth D. Walma
Assistant Secretary and Associate Counsel

KW/kr





February 26, 1996
Securities and Exchange Commission
450 Fifth Street, N.W.
Washinngton, DC 20549

Re:  AIG Life Insurance Company
     Variable Account I



                     Rule 24f-2
                     Notice For
        AIG LIFE INSURANCE COMPANY VARIABLE
                     ACCOUNT I
     FILE NOS. 33-16708; 33-39171 AND 33-58504

Fiscal period for which notice is filed
12/31/96

Securities registered and unsold at the beginning
of the fiscal year
0

Securities registered during this year other than
pursuant to Rule 24f-2
0

Sale price of accumulation units sold during fiscal
year ending December 31, 1996
     $352,815,890

Aggregate sale price of accumulation units sold
during the fiscal year ending December 31, 1996
$352,815,890

Redemption price of accumulation units redeemed
during the fiscal year ending December 31, 1996
$36,411,724

Total amount upon which fee calculation is based
$316,404,167

Fee submitted (1/33 of 1% of total amount)
$             95,880

                 AIG LIFE INSURANCE COMPANY
                     VARIABLE ACCOUNT I
                      BY HOWARD GUNTON /s
                 _________________________
                        HOWARD GUNTON
               VICE PRESIDENT AND COMPTROLLER